REVENUE AND CONTRACT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset and Liability
The following table provides information about contracts assets and contract liabilities related to contracts with customers:

	March 31, 2018	December 31, 2017, as adjusted
Contract assets (a)	$23,682	$24,329
Deferred revenue (b)	129,560	117,679

(a)	Contract assets include primarily sales commissions for enterprise customers that are deferred and amortized over the average contract term.

(b)
Deferred revenue represents payments received from customers for services that have yet to be provided and installation revenue which is deferred and recognized over the benefit period. The majority of the Company's deferred revenue represents payments for services for up to one month in advance from residential and SMB customers which is realized within the following month as services are performed.

The following table provides information about contracts assets and contract liabilities related to contracts with customers:

	December 31,
	2017	2016
Contract assets (a)	$24,329	$24,329
Deferred revenue (b)	117,679	103,996

(a)	Contract assets include primarily sales commissions for enterprise customers that are deferred and amortized over the average contract term.

(b)
Deferred revenue represents payments received from customers for services that have yet to be provided and installation revenue which is deferred and recognized over the benefit period. The majority of the Company's deferred revenue represents payments for services for up to one month in advance from residential and SMB customers which is realized within the following month as services are performed.